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RECEIVED
2010 MAY -7 AM 8:53
SEC / TM

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10047090

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

MSCI Europe Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

UPV

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Brsaltaliana exchange, Six Swiss Ex exchange, Italy continuous exchange, Euronext Paris, Xetra Exchange, Euronext Amsterdam, Stockholm Exchange, Athens exchange, London exchange, Copenhagen exchange, Euronext Amsterdam, Stockholm exchange, Euronext Lisbon, Euronext Brussels, Dublin exchange, Oslo exchange, Helsinki exchange, Vienna exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form: Janet M Kissane

May 5, 2010

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY - 7 2010

SEC 2449 (1/99)

Janet Kissane
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jkissane@nyx.com

NYSE Arca

RECEIVED
2010 MAY -7 AM 8:51
SEC / TM

Via Overnight Mail

May 5, 2010

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – ProShares

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- ProShares Ultra MSCI Brazil ETF linked to the MSCI Brazil Index (Ticker Symbol: UBR)
- ProShares Ultra MSCI Pacific ex-Japan ETF linked to the MSCI Pacific ex-Japan Index (Ticker Symbol: UXJ)
- ProShares Ultra MSCI Europe ETF linked to the MSCI Europe Index (Ticker Symbol: UPV)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet Kissane

Enclosures

cc: Tim Malinowski (NYSE Euronext)

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY -7 2010